Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$176,606,015.77	0.7064241	$161,249,318.22	0.6449973	$15,356,697.54
Class A-2-B Notes	$102,431,489.15	0.7064241	$93,524,604.57	0.6449973	$8,906,884.58
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$686,047,504.91	0.6772367	$661,783,922.79	0.6532847	$24,263,582.12

Weighted Avg. Coupon (WAC)	3.22%		3.21%
Weighted Avg. Remaining Maturity (WARM)	47.41		46.48
Pool Receivables Balance	$728,223,573.00		$702,859,605.98
Remaining Number of Receivables	48,538		47,824

Adjusted Pool Balance	$701,357,491.46		$677,093,909.34

III. COLLECTIONS

Principal:
Principal Collections	$24,299,675.90
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$531,911.18
Total Principal Collections	$24,831,587.08

Interest:
Interest Collections	$1,942,838.23
Late Fees & Other Charges	$43,104.72
Interest on Repurchase Principal	$-
Total Interest Collections	$1,985,942.95

Collection Account Interest	$6,249.42
Reserve Account Interest	$696.00
Servicer Advances	$-

Total Collections	$26,824,475.45

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$26,824,475.45
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,824,475.45

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$606,852.98	$-	$606,852.98	606,852.98
Collection Account Interest					$6,249.42
Late Fees & Other Charges					$43,104.72
Total due to Servicer					$656,207.12

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$145,699.96		$145,699.96
Class A-2-B Notes		$77,413.02		$77,413.02
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$657,414.15		$657,414.15	657,414.15

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$25,360,445.01

9. Regular Principal Distribution Amount:					24,263,582.12

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$15,356,697.54
Class A-2-B Notes		$8,906,884.58
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$24,263,582.12	$24,263,582.12
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$24,263,582.12	$24,263,582.12

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,096,862.89

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,866,081.54
Beginning Period Amount	$26,866,081.54
Current Period Amortization	$1,100,384.90
Ending Period Required Amount	$25,765,696.64
Ending Period Amount	$25,765,696.64
Next Distribution Date Required Amount	$24,687,765.65

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.18%	2.26%	2.26%

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.88%	47,288	98.64%	$693,327,829.31
30 - 60 Days	0.87%	415	1.03%	$7,266,604.79
61 - 90 Days	0.21%	102	0.27%	$1,915,652.17
91-120 Days	0.04%	19	0.05%	$349,519.71
121 + Days	0.00%	0	0.00%	$-
Total		47,824		$702,859,605.98

Delinquent Receivables 30+ Days Past Due
Current Period	1.12%	536	1.36%	$9,531,776.67
1st Preceding Collection Period	1.03%	498	1.21%	$8,804,863.70
2nd Preceding Collection Period	0.98%	484	1.14%	$8,631,235.03
3rd Preceding Collection Period	0.97%	485	1.11%	$8,645,971.10
Four-Month Average	1.02%		1.20%

Repossession in Current Period		50		$970,776.40
Repossession Inventory		78		$655,307.60

Current Charge-Offs
Gross Principal of Charge-Offs				$1,064,291.12
Recoveries				$(531,911.18)
Net Loss				$532,379.94

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.88%

Average Pool Balance for Current Period				$715,541,589.49

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.89%
1st Preceding Collection Period				0.84%
2nd Preceding Collection Period				1.06%
3rd Preceding Collection Period				0.74%
Four-Month Average				0.89%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	74	737	$10,276,929.69
Recoveries	57	555	$(4,693,912.73)
Net Loss			$5,583,016.96
Cumulative Net Loss as a % of Initial Pool Balance			0.53%

Net Loss for Receivables that have experienced a Net Loss *	59	558	$5,593,136.52
Average Net Loss for Receivables that have experienced a Net Loss			$10,023.54

Principal Balance of Extensions			$2,934,075.26
Number of Extensions			162

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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